Average Annual Total Returns - VIPOverseasPortfolio-InvestorPRO - VIPOverseasPortfolio-InvestorPRO - VIP Overseas Portfolio	Apr. 29, 2024
VIP Overseas Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.41%
Past 5 years	9.90%
Past 10 years	4.83%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%